Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details) (10-K)	12 Months Ended
Jul. 31, 2020
Leasehold Improvement [Member]
Estimated useful life of leasehold improvement	21 months (over remaining lease term)